PROPERTY AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 11,118,009	R$ 11,971,122	R$ 13,513,105
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	28,373,236	28,168,090
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(17,255,227)	(16,196,968)
Net [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 11,118,009	R$ 11,971,122
Buildings [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	4.00%	4.00%
Property and equipment value	R$ 3,610,211	R$ 4,119,473	5,935,485
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	8,386,525	8,091,082
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(4,776,314)	(3,971,609)
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	912,088	929,066	973,725
Land [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 912,088	R$ 929,066
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Property and equipment value	R$ 3,074,492	R$ 3,228,655	3,162,933
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	6,070,838	6,278,097
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ (2,996,346)	R$ (3,049,442)
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Property and equipment value	R$ 126,350	R$ 74,791	102,094
Communication and network equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	404,802	371,569
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(278,452)	(296,778)
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 3,305,062	R$ 3,523,783	3,231,533
Data Processing Systems [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Data Processing Systems [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	40.00%	40.00%
Data Processing Systems [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 12,361,949	R$ 12,268,559
Data Processing Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(9,056,887)	(8,744,776)
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 89,806	R$ 95,354	R$ 107,335
Transportation Systems [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Transportation Systems [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Transportation Systems [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 237,034	R$ 229,717
Transportation Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ (147,228)	R$ (134,363)